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FIRM / AFFILIATE OFFICERS
July 27, 2005 VIA EDGAR CORRESPONDENCE	Boston Brussels Chicago Frankfurt Hamburg Hong Kong London Los Angeles Milan Moscow New Jersey	New York Northern Virginia Orange County Paris San Diego San Francisco Shanghai Silicon Valley Singapore Tokyo Washington, D.C.

Larry Spirgel

Assistant Director

Division of Corporation Finance

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	Cbeyond Communications, Inc.

Registration Statement on Form S-1

Filed May 16, 2005, as amended June 30, 2005

File No. 333-124971

Dear Mr. Spirgel:

On behalf of our client, Cbeyond Communications, Inc. (the “Company”), this letter sets forth the Company’s responses to the Staff’s comment letter dated July 12, 2005. For your convenience, we have set forth each of the Staff’s comments immediately preceding the response.

Prospectus Summary, page 1

1.	Please briefly define “customer churn rate” and explain the significance of that statistic to potential investors in your company. Also balance this disclosure with a brief discussion of the risk, disclosed on page 13 of your amended Form S-1, that your churn rate may increase because the initial term for most of your customer contracts has not yet expired.

Response:

The Company has revised its disclosure of customer churn rate in response to the Staff’s comment. See page 2 of the amended filing.

2.	You state on page 3 that you will have a given amount of cash and no debt after giving effect to your initial public offering, and you disclose on page 1 that you reported $35.2 million in revenue in the first three months of 2005, an increase of 43.6% from the first three months of 2004. Please balance those statements with a brief discussion of your history of net operating losses and accumulated deficit.

July 27, 2005

Response:

The Company has revised its disclosure on page 1 of the amended filing to discuss net operating losses and on page 3 of the amended filing to discuss accumulated deficit in response to the Staff’s comment.

Summary consolidated financial data, page 5

3.	Refer to prior comment 10 regarding the use of your non-GAAP measure, consolidated adjusted EBITDA. Since you are presenting your non-GAAP measure for the first time in this section, you must provide all the disclosure required by Item 10(e) of Regulation S-K in this section, including why management believes that presentation of consolidated adjusted EBITDA provides useful information to investors and the limitations on the usefulness of this measure.

Response:

The Company has revised its disclosure in response to the Staff’s comment. See page 6 of the amended filing.

Capitalization, page 20

4.	Please refer to prior comment 19. Revise the notes to the capitalization table to quantify the impact of each transaction, so that the impact on each line presented in the table is apparent.

Response:

The Company has revised its disclosure in response to the Staff’s comment. See page 20 of the amended filing.

Non-GAAP financial measures, page 24

5.	We note that you define adjusted EBITDA starting from operating income (loss). Please define adjusted EBITDA starting from net income (loss). See questions and answers 14 and 15 in our Frequently Asked Questions Regarding the Use of Non-GAAP Financial Measures (June 13, 2003).

Response:

The Company has revised its definition of adjusted EBITDA to start from net income (loss) rather than operating income (loss) in response to the Staff’s comment. See page 24 of the amended filing.

6.	Please focus your discussion on your non-GAAP financial measure, consolidated adjusted EBITDA, rather than on your measure of segment operating profit or loss,

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which is not a non-GAAP financial measure. See questions and answers 18 and 21 in our Frequently Asked Questions Regarding the Use of Non-GAAP Financial Measures. In addition, please continue to clarify why management believes that consolidated adjusted EBITDA is a useful measure of operating performance.

Response:

The Company has revised the disclosure on pages 24 and 25 of the amended filing to focus the discussion of Non-GAAP financial measures on consolidated adjusted EBITDA. In addition, the Company has expanded the discussion of management’s reasons for using adjusted EBITDA as a measure of operating performance.

Management’s Discussion and Analysis of Financial Condition and Results of Operations

Stock-based compensation, page 50

7.	It appears that you did not use a contemporaneous valuation for all issuances of stock options during 2004 since you relied on valuation reports prepared after the end of the fiscal year. As requested in prior comment 45, disclose the reason management chose not to obtain a contemporaneous valuation.

Describe the methodologies used in the independent appraisal and the significant assumptions and factors considered in determining fair value. Also expand the disclosure in critical accounting polices at page 53 to address the specific uncertainties associated with the methods, assumptions, or levels of judgment utilized in estimating the fair value of your common stock.

Response:

The Company has revised its disclosure in response to the Staff’s comment. See pages 51, 52 and 54 of the amended filing.

Management, page 85

Executive compensation, page 92

8.	It appears from the beneficial ownership table that you may have issued options to your named executive officers since fiscal year end. To the extent that you have granted a material amount of options to your named executive officers since fiscal year end, please disclose the amount of options and their exercise prices.

Response:

The Company has revised its disclosure to include option grants and their exercise prices since fiscal year end in response to the Staff’s comment. See page 94 of the amended filing.

July 27, 2005

2004 Option values, page 93

9.	Please describe the valuation methodologies used to arrive at the fiscal-year-end values of the exercisable and unexercisable options. Since there is currently no trading market for your common stock, consider using the public offering price as the fair market value. See Section IV.C of SEC Release 33-7009 (August 6, 1993).

Response:

The Company notes the Staff’s comment and plans to revise its disclosure to reflect the assumed offering price as the fair market value of shares underlying the options. See footnote 1 to the 2004 option values table on page 94 of the amended filing.

Underwriting, page 114

10.	We note your statement on page 116 that you plan to reserve shares for directors, officer, employees, business associates, and other parties related to Cbeyond. Please describe in your response letter the mechanics of how and when these shares were or will be offered and sold to investors in the directed share program for this offering. For example, tell us how the prospective recipients and number of reserved shares are determined. Tell us how and when the issuer and underwriter notified or will notify the directed share investors, including the types of communications used. Discuss the procedures these investors must follow in order to purchase the offered securities, including how and when any communications are sent or received or funds are received by the underwriters or you. How do the procedures for the directed share program differ from the procedures for the general offering to the public? Provide us with copies of all written communications with prospective purchasers about the directed share program.

Response:

The Company has requested that the underwriters reserve a portion of the shares to be sold in the offering for sale in a directed share program. The Company will establish the aggregate number of shares reserved for the directed share program, specify the potential recipients of the directed shares, and allocate the directed shares among the actual recipients. The Company has selected Deutsche Bank Securities Inc. to administer its directed share program. The mechanics of the program are outlined below.

The Company will choose the potential recipients of the directed shares from its directors, officers, employees, business associates and other related persons. The Company will provide the names and addresses of the potential recipients to Deutsche Bank Securities Inc. Deutsche Bank Securities Inc. will mail a copy of the preliminary prospectus together with materials relating to the directed share program to each potential recipient. The directed share program materials will include participation instructions, an indication of interest form and forms for opening a brokerage account with Deutsche Bank Securities Inc. To comply with Rule 134(b)(1), these materials will contain a

July 27, 2005

statement that no sales of the shares can occur, and that no offers to purchase the shares may be accepted, until the registration statement for the shares is declared effective. In addition, in accordance with Rule 134(d), the materials will contain a statement that indications of interest made under the program create no obligation.

Individuals who wish to express an indication of interest in the shares will be asked to complete an indication of interest form, specifying the number of shares requested and supplying information for compliance purposes. Deutsche Bank Securities Inc. will use the information as its basis for evaluating the suitability of the proposed investment and application of the free riding and withholding rules of the National Association of Securities Dealers.

All prospective recipients will be required to purchase shares through a Deutsche Bank Securities Inc. account. Individuals who do not have an account with Deutsche Bank Securities Inc. will be required to open an account. No deposit will be required in order to open an account.

The deadline for expressing an indication of interest and opening an account will be three to four days prior to pricing. Once the deadline expires, Deutsche Bank Securities Inc. will provide the Company with the list of individuals who have completed the forms for participating in the program, who have opened accounts and who otherwise are eligible to purchase shares under the program. The Company will then review this list and determine the actual allocation of shares among these prospective recipients.

Once the offering has been priced and the registration statement relating to the offering has been declared effective, Deutsche Bank Securities Inc. will contact each prospective recipient who has been approved by the Company to purchase shares to inform such individual of the offering price of the shares and the maximum number of shares that such individual may purchase in the directed share program. The individual will be given the opportunity to purchase any portion of the shares allocated by the Company or to withdraw any outstanding indication of interest. If an individual decides to purchase shares, Deutsche Bank Securities Inc. will orally confirm the sale, and mail a written confirmation of the purchase accompanied by a final prospectus.

The directed share program is a part of the underwritten offering. Except for the selection of the recipients, the use of materials that specifically relate to the directed share program and the process described above, the procedures for the directed share program are substantially the same as the procedures that Deutsche Bank Securities Inc. will use to offer securities to the general public.

As requested, we have supplementally provided the Staff with drafts of the materials that will be mailed to potential recipients of directed shares identified by the Company. Please note that, other than the name Cbeyond Communications Inc., which appears on the cover of the packet, and a reference to the preliminary prospectus to be enclosed, there is no information concerning the offering. The packet does contain, however,

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information that Deutsche Bank Securities Inc. customarily distributes to persons who may decide to open accounts through Deutsche Bank Securities Inc.

Note 5 Capitalization

Common Stock, page F-16

11.	Please refer to prior comment 42. Upon the determination of your stock split prior to the completion of the offering, show the retroactive effect of this split in the balance sheet and related disclosures. See SAB Topic 4:C.

Response:

The Company notes the Staff’s comment and plans to comply herewith.

Note 9 Stock Incentive Plans, page F-22

12.	We note that you refer to an independent appraisal. While you are not required to make reference to this independent valuation, when you do you should also disclose the name of the expert and include the consent of the expert. Your disclosure should also describe the method and significant assumptions used in the valuation.

Also, we have considered your response to prior comment 43. We may have additional comments about your accounting for stock compensation when you include the estimated offering price in the document.

Response:

The Company has removed reference to the independent valuation and revised its disclosure in response to the Staff’s comment. See page F-22 of the amended filing.

Exhibit 5.1

13.	We note that counsel opines that the shares are validly issued, fully paid and non-assessable. Since the shares to be offered by the company will not be sold until after effectiveness of the registration statement, please have counsel revise its opinion to indicate whether the shares offered by the company will, when sold, be legally issued, fully paid and non-assessable. In addition, please ensure that counsel opines on the shares that the selling shareholders may sell in the over-allotment option.

Response:

We have revised our Exhibit 5.1 opinion in response to the Staff’s comment.

July 27, 2005

14.	We note that counsel is opining as to General Corporation Law of the State of Delaware. Please have counsel confirm to us in your response letter that it concurs with our understanding that the reference and limitation to “Delaware General Corporate Law” includes the statutory provisions and also all applicable provisions of the Delaware Constitution and reported judicial decisions interpreting these laws.

Response:

Pursuant to the Staff’s request, we hereby confirm to the Staff our concurrence with the Staff’s understanding that our opinion’s reference and limitation to the “Delaware General Corporation Law” includes the statutory provisions and applicable provisions of the Delaware Constitution and reported judicial decisions interpreting such laws.

*     *     *     *

If you have any questions or comments with regard to these responses or other matters, please contact Christopher L. Kaufman at (650) 463-2606 or the undersigned at (202) 637-2165.

Very truly yours,

/s/ Joel H. Trotter
Joel H. Trotter of LATHAM & WATKINS LLP

cc:	James F. Geiger

J. Robert Fugate

      Cbeyond Communications, Inc.

Michael J. Murdy

      Ernst & Young LLP

Christopher L. Kaufman

      Latham & Watkins LLP

John T. Gaffney

      Cravath, Swaine & Moore LLP